OTHER LONG-TERM ASSETS - Components of Other Long-Term Assets (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Long-Term Assets [Abstract]
Investments in equity securities	$ 99,048	$ 253,540	$ 141,781
Warrant investments	367	1,605
Deposits and other	4,184	184
Long-term inventories	12,288	0
Other long-term assets	$ 115,887	$ 255,329